Segments Schedule of Segment Reporting Information, by Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended											9 Months Ended				12 Months Ended
	Sep. 29, 2013		Dec. 30, 2012	Sep. 23, 2012		Jun. 24, 2012	Mar. 25, 2012	Dec. 25, 2011	Sep. 25, 2011	Jun. 26, 2011	Mar. 27, 2011	Sep. 29, 2013		Sep. 23, 2012		Dec. 30, 2012		Dec. 25, 2011		Dec. 26, 2010
Segment Reporting Information [Line Items]
Net sales	$ 572,455		$ 705,060	$ 567,905		$ 588,595	$ 616,925	$ 686,482	$ 574,746	$ 602,023	$ 606,311	$ 1,754,480		$ 1,773,425		$ 2,478,485		$ 2,469,562		$ 2,436,703
Earnings (loss) before interest and taxes	84,918			59,895								176,560		167,054		283,594		183,266		265,152
Total assets	4,521,355		4,399,988					4,451,621				4,521,355				4,399,988		4,451,621
Depreciation and amortization	19,658			26,487								57,683		68,542		98,123		88,476		78,049
Plant assets, net	512,351		493,666					501,283				512,351				493,666		501,283
Capital expenditures	12,375	[1]		15,098	[1]							62,665	[1]	51,345	[1]	79,827	[1]	128,546	[1]	94,859	[1]
UNITED STATES
Segment Reporting Information [Line Items]
Plant assets, net			493,640					501,245								493,640		501,245
CANADA
Segment Reporting Information [Line Items]
Plant assets, net			26					38								26		38
Birds Eye Frozen
Segment Reporting Information [Line Items]
Net sales	257,973			255,950								794,464		787,603		1,103,093		1,100,751		1,065,860
Earnings (loss) before interest and taxes	45,009			42,356								130,462		109,509		178,184		97,155		114,459
Total assets	2,037,405		1,978,668					2,028,104				2,037,405				1,978,668		2,028,104
Depreciation and amortization	9,917			9,114								28,544		28,437		38,667		42,130		34,149
Capital expenditures	4,853	[1]		8,301	[1]							29,866	[1]	29,690	[1]	41,885	[1]	80,884	[1]	48,291	[1]
Duncan Hines Grocery
Segment Reporting Information [Line Items]
Net sales	224,214			215,637								690,243		687,225		978,615		966,068		958,045
Earnings (loss) before interest and taxes	38,265			26,347								97,399		77,136		120,746		157,316		158,819
Total assets	1,996,435		1,965,002					1,978,813				1,996,435				1,965,002		1,978,813
Depreciation and amortization	4,815			12,125								16,131		26,683		41,400		29,268		24,177
Capital expenditures	4,968	[1]		4,339	[1]							24,136	[1]	14,502	[1]	25,729	[1]	31,171	[1]	35,315	[1]
Specialty Foods
Segment Reporting Information [Line Items]
Net sales	90,268			96,318								269,773		298,597		396,777		402,743		412,798
Earnings (loss) before interest and taxes	8,026			539								21,087		12,680		23,503		(40,317)		27,098
Total assets	364,426		356,722					372,786				364,426				356,722		372,786
Depreciation and amortization	4,926			5,248								13,008		13,422		18,056		17,078		19,723
Capital expenditures	2,554	[1]		2,458	[1]							8,663	[1]	7,153	[1]	12,213	[1]	16,491	[1]	11,253	[1]
Unallocated Amount To Segment Other Corporate Items [Member]
Segment Reporting Information [Line Items]
Earnings (loss) before interest and taxes																(38,839)		(30,888)		(35,224)
UNITED STATES
Segment Reporting Information [Line Items]
Net sales	568,340			564,304								1,737,413		1,759,479		2,454,737		2,442,540		2,409,548
Plant assets, net	513,648		493,640									513,648				493,640
CANADA
Segment Reporting Information [Line Items]
Net sales	19,569			19,771								62,117		59,151		84,708		84,832		82,870
Plant assets, net	23		26									23				26
Geography Eliminations [Member]
Segment Reporting Information [Line Items]
Net sales																(60,960)		(57,810)		(55,715)
Corporate Segment [Member]
Segment Reporting Information [Line Items]
Total assets	123,089		99,596					71,918				123,089				99,596		71,918
Unallocated corporate expenses
Segment Reporting Information [Line Items]
Earnings (loss) before interest and taxes	(6,382)			(9,347)								(72,388)		(32,271)
Intercompany
Segment Reporting Information [Line Items]
Net sales	$ (15,454)			$ (16,170)								$ (45,050)		$ (45,205)

[1]	Includes new capital leases.